Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired (Details) $ in Thousands, € in Millions										12 Months Ended
	Apr. 20, 2023 USD ($)	Feb. 14, 2023 USD ($)	Jan. 05, 2023 USD ($)	Apr. 21, 2022 USD ($)	Feb. 09, 2022 USD ($)	Jul. 08, 2021 USD ($)	May 07, 2021 USD ($)	May 07, 2021 EUR (€)	Feb. 26, 2021 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)
Acquisition
Cash, less cash acquired related to acquisition										$ 142,700	$ 115,561	$ 90,278
Contingent consideration										19,550	26,043	3,339
Net working capital adjustments (receivable) / payable										453	1,099	(345)
Purchase price consideration										162,703	142,703	93,272
Allocated to:
Current assets, excluding cash acquired										3,864	4,471	3,710
Property and equipment												167
Right-of-use assets										144		497
Other long-term assets												242
Current liabilities										(3,535)	(2,404)	(2,539)
Deferred revenue										(1,601)	(2,664)	(2,144)
Lease obligations										(144)		(497)
Deferred income tax liability												(5,937)
Long-term income taxes payable												(365)
Debt												(1,062)
Net tangible assets (liabilities) assumed										(1,272)	(597)	(7,928)
Goodwill										83,704	78,616	49,691
Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired										29,400	22,150	14,514
Existing technologies
Allocated to:
Finite-lived intangible assets acquired										48,771	40,440	35,186
Trade names
Allocated to:
Finite-lived intangible assets acquired										1,100	194	322
Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired										1,000	1,900	1,487
Net CHB, LLC
Acquisition
Cash, less cash acquired related to acquisition					$ 38,700						38,664
Contingent consideration											13,948
Net working capital adjustments (receivable) / payable											51
Purchase price consideration											52,663
Allocated to:
Current assets, excluding cash acquired											469
Current liabilities											(367)
Net tangible assets (liabilities) assumed											102
Goodwill											26,797
Net CHB, LLC | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired											10,900
Net CHB, LLC | Existing technologies
Allocated to:
Finite-lived intangible assets acquired											14,100
Net CHB, LLC | Trade names
Allocated to:
Finite-lived intangible assets acquired											64
Net CHB, LLC | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired											700
Foxtrot
Acquisition
Cash, less cash acquired related to acquisition				$ 4,200							4,228
Net working capital adjustments (receivable) / payable											66
Purchase price consideration											4,294
Allocated to:
Current assets, excluding cash acquired											835
Current liabilities											(22)
Deferred revenue											(336)
Net tangible assets (liabilities) assumed											477
Goodwill											1,527
Foxtrot | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired											650
Foxtrot | Existing technologies
Allocated to:
Finite-lived intangible assets acquired											1,640
XPS
Acquisition
Cash, less cash acquired related to acquisition											61,096
Contingent consideration											9,425
Net working capital adjustments (receivable) / payable											978
Purchase price consideration											71,499
Allocated to:
Current assets, excluding cash acquired											2,449
Current liabilities											(1,483)
Deferred revenue											(2,196)
Net tangible assets (liabilities) assumed											(1,230)
Goodwill											43,529
XPS | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired											8,100
XPS | Existing technologies
Allocated to:
Finite-lived intangible assets acquired											20,000
XPS | Trade names
Allocated to:
Finite-lived intangible assets acquired											100
XPS | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired											1,000
Supply Vision
Acquisition
Cash, less cash acquired related to acquisition			$ 11,600								11,573
Contingent consideration											2,670
Net working capital adjustments (receivable) / payable											4
Purchase price consideration											14,247
Allocated to:
Current assets, excluding cash acquired											718
Current liabilities											(532)
Deferred revenue											(132)
Net tangible assets (liabilities) assumed											54
Goodwill											6,763
Supply Vision | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired											2,500
Supply Vision | Existing technologies
Allocated to:
Finite-lived intangible assets acquired											4,700
Supply Vision | Trade names
Allocated to:
Finite-lived intangible assets acquired											30
Supply Vision | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired											$ 200
QuestaWeb
Acquisition
Cash, less cash acquired related to acquisition									$ 35,900			35,860
Net working capital adjustments (receivable) / payable												17
Purchase price consideration												35,877
Allocated to:
Current assets, excluding cash acquired												714
Property and equipment												78
Right-of-use assets												123
Current liabilities												(170)
Deferred revenue												(736)
Lease obligations												(123)
Net tangible assets (liabilities) assumed												(114)
Goodwill												21,691
QuestaWeb | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired												4,800
QuestaWeb | Existing technologies
Allocated to:
Finite-lived intangible assets acquired												8,900
QuestaWeb | Trade names
Allocated to:
Finite-lived intangible assets acquired												100
QuestaWeb | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired												500
Portrix
Acquisition
Cash, less cash acquired related to acquisition							$ 25,200	€ 20.7				25,188
Net working capital adjustments (receivable) / payable												(54)
Purchase price consideration												25,134
Allocated to:
Current assets, excluding cash acquired												810
Right-of-use assets												374
Current liabilities												(871)
Deferred revenue												(499)
Lease obligations												(374)
Deferred income tax liability												(5,185)
Debt												(1,062)
Net tangible assets (liabilities) assumed												(6,807)
Goodwill												15,032
Portrix | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired												4,014
Portrix | Existing technologies
Allocated to:
Finite-lived intangible assets acquired												12,286
Portrix | Trade names
Allocated to:
Finite-lived intangible assets acquired												122
Portrix | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired												487
GreenMile
Acquisition
Cash, less cash acquired related to acquisition						$ 29,200						29,230
Contingent consideration												3,339
Net working capital adjustments (receivable) / payable												(308)
Purchase price consideration												32,261
Allocated to:
Current assets, excluding cash acquired												2,186
Property and equipment												89
Other long-term assets												242
Current liabilities												(1,498)
Deferred revenue												(909)
Deferred income tax liability												(752)
Long-term income taxes payable												(365)
Net tangible assets (liabilities) assumed												(1,007)
Goodwill												12,968
GreenMile | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired												5,700
GreenMile | Existing technologies
Allocated to:
Finite-lived intangible assets acquired												14,000
GreenMile | Trade names
Allocated to:
Finite-lived intangible assets acquired												100
GreenMile | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired												$ 500
GroundCloud
Acquisition
Cash, less cash acquired related to acquisition		$ 136,800								136,843
Contingent consideration										19,550
Net working capital adjustments (receivable) / payable										458
Purchase price consideration										156,851
Allocated to:
Current assets, excluding cash acquired										3,245
Right-of-use assets										144
Current liabilities										(3,308)
Deferred revenue										(136)
Lease obligations										(144)
Net tangible assets (liabilities) assumed										(199)
Goodwill										82,750
GroundCloud | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired										29,400
GroundCloud | Existing technologies
Allocated to:
Finite-lived intangible assets acquired										42,800
GroundCloud | Trade names
Allocated to:
Finite-lived intangible assets acquired										1,100
GroundCloud | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired										1,000
Localz Pty Ltd
Acquisition
Cash, less cash acquired related to acquisition	$ 5,900									5,857
Net working capital adjustments (receivable) / payable										(5)
Purchase price consideration										5,852
Allocated to:
Current assets, excluding cash acquired										619
Current liabilities										(227)
Deferred revenue										(1,465)
Net tangible assets (liabilities) assumed										(1,073)
Goodwill										954
Localz Pty Ltd | Existing technologies
Allocated to:
Finite-lived intangible assets acquired										$ 5,971